Long-Term Equity Investments - Summary of Warrants Held (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Long Term Investments - warrants held [line items]
Long-term investments - warrants held	$ 427		$ 427
Fair value adjustment on share purchase warrants held	333	$ (7)	262	$ (7)
Caldas Gold Corp [Member]
Long Term Investments - warrants held [line items]
Long-term investments - warrants held	427		427		$ 0
Fair value adjustment on share purchase warrants held	$ 333		$ 262